LONG-TERM DEBT - Long-Term Debt Activity (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ (1,500)	$ 2,184		$ (823)
Net issuance (repayment) of long-term debt		2,184		(823)
Long-term debt net of transaction costs, beginning of year		14,290		14,448
Net issuance (repayment) of long-term debt		2,184		(823)
(Gain) loss on foreign exchange		(458)
(Gain) loss on foreign exchange				672
Deferred transaction costs incurred		(61)		(18)
Amortization of deferred transaction costs		12		11
Long-term debt net of transaction costs, end of year		15,967		14,290
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Net issuance (repayment) of long-term debt		0		0
Net issuance (repayment) of long-term debt		0		0
Bank Credit Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt		$ 0	$ 0	$ 157	$ 125
Exchange rate on proceeds from non-current borrowings		0	0	1.257	1.257
Repayment of long-term debt		$ 0	$ 0	$ (157)	$ (125)
Exchange rate on repayments of non-current borrowings		0	0	1.256	1.256
Senior notes
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt		$ 3,984		$ 938
Repayment of long-term debt		(1,800)		(1,761)
Net issuance (repayment) of long-term debt		2,184		(823)
Net issuance (repayment) of long-term debt		2,184		(823)
Senior Notes, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt		1,000		0
Repayment of long-term debt		(1,800)		0
Senior Notes, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt		$ 2,984		$ 938
Exchange rate on proceeds from non-current borrowings		1.326	1.326	1.251	1.251
Repayment of long-term debt		$ 0	$ 0	$ (1,761)	$ (1,400)
Exchange rate on repayments of non-current borrowings		0	0	1.258	1.258
Principal amount			$ 2,250		$ 750